UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

McElhenny Sheffield Managed Risk ETF
MSMR (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the McElhenny Sheffield Managed Risk ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://mscmfunds.com/msmr-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
McElhenny Sheffield Managed Risk ETF	$93	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
MSMR (the “Fund”) is an actively managed exchange-traded fund that employs proprietary trend and momentum-based strategies developed by McElhenny Sheffield Capital Management, LLC, the Fund’s investment sub-adviser. The Fund invests in shares of other ETFs using a rules-based process that reflects a blend of our Trend Plus and Sector Rotation strategies. Trend Plus is a trend following strategy that seeks to participate in uptrends in the U.S. equity markets while avoiding negative or non-trending markets. Sector Rotation is a momentum-based strategy that seeks to participate in the highest-momentum segments of the market, while avoiding areas of the market demonstrating weak momentum. We generally allocate approximately 50% of the Fund’s assets to each of the strategies, although such allocations may vary over time in response to market movements.
MSMR outperformed the S&P 500® Index (the “Index”) during the last fiscal year. The outperformance over the Index during the fiscal year was generally driven by the tactical shifts of our strategies moving defensive during the U.S. stock market’s pullback during late February through early April 2025. The Fund exhibited lower drawdown during this period of market stress while still capturing the majority of the market’s upside during the subsequent recovery from early April through the end of October 2025. The tactical nature of the Fund is designed to reduce drawdowns during market pullbacks, which was accomplished this year, while participating as much as possible to strong upward moving markets. The Fund often lags during strong, uninterrupted market uptrends, but it aims to outperform over complete market cycles by limiting losses and shortening drawdown periods, which can contribute to higher compounded returns over time.

Top Contributors
↑	Invesco Nasdaq 100 ETF, Invesco QQQ Trust Series 1
↑	Technology Select Sector SPDR Fund
↑	iShares U.S. Aerospace & Defense ETF, State Street SPDR S&P Aerospace & Defense ETF

Top Detractors
↓	Consumer Discretionary Select Sector SPDR Fund
↓	iShares U.S. Pharmaceuticals ETF
↓	WisdomTree Bloomberg U.S. Dollar Bullish Fund
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
McElhenny Sheffield Managed Risk ETF	PAGE 1	TSR-AR-26922B774

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/16/2021)
McElhenny Sheffield Managed Risk ETF NAV	22.27	10.38
S&P 500 TR	21.45	11.59
60% S&P 500 TR / 40% Bloomberg US Aggregate Bond Index	15.29	7.00
Visit https://mscmfunds.com/msmr-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$150,882,915
Number of Holdings	6
Net Advisory Fee	$954,181
Portfolio Turnover	598%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of Net Assets)
Invesco QQQ Trust Series 1	40.3%
iShares Biotechnology ETF	20.8%
iShares Russell 2000 ETF	14.8%
Consumer Discretionary Select Sector SPDR Fund	14.3%
Vanguard Total Stock Market ETF	9.6%
First American Treasury Obligations Fund - Class X	0.3%

Security Type	(% of Net Assets)
Exchange Traded Funds	99.8%
Money Market Funds	0.3%
Cash & Other	-0.1%

Top Sectors	(% of Net Assets)
U.S. Nasdaq, Large Cap Non-Financial	40.3%
U.S. Equity, Biotechnology	20.8%
U.S. Equity, Small Cap	14.8%
U.S. Equity, Consumer Discretionary	14.3%
U.S. Equity, Total Market	9.6%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://mscmfunds.com/msmr-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
McElhenny Sheffield Managed Risk ETF	PAGE 2	TSR-AR-26922B774

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$14,500	$14,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

McElhenny Sheffield Managed Risk ETF (MSMR)
Annual Financial Statements and Additional Information
October 31, 2025

McElhenny Sheffield Managed Risk ETF
Schedule of Investments
October 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
U.S. Equity, Biotechnology - 20.8%
iShares Biotechnology ETF	196,556	$31,327,095
U.S. Equity, Consumer Discretionary - 14.3%
Consumer Discretionary Select Sector SPDR Fund	90,010	21,596,099
U.S. Equity, Small Cap - 14.8%
iShares Russell 2000 ETF	90,481	22,279,137
U.S. Equity, Total Market - 9.6%
Vanguard Total Stock Market ETF	43,458	14,576,682
U.S. Nasdaq, Large Cap Non-Financial - 40.3%
Invesco QQQ Trust Series 1(a)	96,569	60,748,661
TOTAL EXCHANGE TRADED FUNDS (Cost $145,275,812)		150,527,674
SHORT-TERM INVESTMENTS
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 3.98%(b)	467,045	467,045
TOTAL MONEY MARKET FUNDS (Cost $467,045)		467,045
TOTAL INVESTMENTS - 100.1% (Cost $145,742,857)		$150,994,719
Liabilities in Excess of Other Assets - (0.1)%		(111,804)
TOTAL NET ASSETS - 100.0%		$150,882,915

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

McElhenny Sheffield Managed Risk ETF
Statement of Assets and Liabilities
October 31, 2025

ASSETS:
Investments, at value	$150,994,719
Dividends receivable	1,581
Total assets	150,996,300
LIABILITIES:
Payable to adviser	113,385
Total liabilities	113,385
NET ASSETS	$ 150,882,915
Net Assets Consists of:
Paid-in capital	$154,289,101
Total distributable earnings (accumulated losses)	(3,406,186)
Total net assets	$150,882,915
Net assets	$150,882,915
Shares issued and outstanding(a)	4,300,000
Net asset value per share	$35.09
Cost:
Investments, at cost	$145,742,857

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

McElhenny Sheffield Managed Risk ETF
Statement of Operations
For the Year Ended October 31, 2025

INVESTMENT INCOME:
Dividend income from affiliated securities	$1,633,324
Dividend income from unaffiliated securities	1,437,565
Total investment income	3,070,889
EXPENSES:
Investment advisory fee	954,181
Total expenses	954,181
NET INVESTMENT INCOME	2,116,708
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(3,323,056)
Investments in affiliated securities	(1,467,052)
In-kind redemptions in unaffiliated securities	21,842,201
In-kind redemptions in affiliated securities	1,374,800
Net realized gain (loss)	18,426,893
Net change in unrealized appreciation (depreciation) on:
Investments	5,217,642
Net change in unrealized appreciation (depreciation)	5,217,642
Net realized and unrealized gain (loss)	23,644,535
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 25,761,243

The accompanying notes are an integral part of these financial statements.

3

McElhenny Sheffield Managed Risk ETF
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$2,116,708	$406,063
Net realized gain (loss)	18,426,893	10,356,281
Net change in unrealized appreciation (depreciation)	5,217,642	219,798
Net increase (decrease) in net assets from operations	25,761,243	10,982,142
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,116,708)	(427,834)
Return of capital	(824,814)	(43,140)
Total distributions to shareholders	(2,941,522)	(470,974)
CAPITAL TRANSACTIONS:
Shares sold	309,050,418	175,017,575
Shares redeemed	(251,306,903)	(153,059,090)
Net increase (decrease) in net assets from capital transactions	57,743,515	21,958,485
NET INCREASE (DECREASE) IN NET ASSETS	80,563,236	32,469,653
NET ASSETS:
Beginning of the year	70,319,679	37,850,026
End of the year	$150,882,915	$70,319,679
SHARES TRANSACTIONS
Shares sold	9,625,000	6,325,000
Shares redeemed	(7,700,000)	(5,550,000)
Total increase (decrease) in shares outstanding	1,925,000	775,000

The accompanying notes are an integral part of these financial statements.

4

McElhenny Sheffield Managed Risk ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$29.61	$23.66	$21.46	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.58	0.21	0.34	(0.09)
Net realized and unrealized gain (loss) on investments(c)	5.86	5.98	2.10	(3.43)
Total from investment operations	6.44	6.19	2.44	(3.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.76)	(0.22)	(0.24)	(0.02)
Return of capital	(0.20)	(0.02)	—	(0.00)(d)
Total distributions	(0.96)	(0.24)	(0.24)	(0.02)
Net asset value, end of period	$35.09	$29.61	$23.66	$21.46
Total return(e)	22.27%	26.28%	11.45%	−14.10%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$150,883	$70,320	$37,850	$32,188
Ratio of expenses to average net assets(g)	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets(g)	1.86%	0.76%	1.46%	(0.43)%
Portfolio turnover rate(e)(h)	598%	612%	619%	553%

(a)	Inception date of the Fund was November 16, 2021.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

McELHENNY SHEFFIELD MANAGED RISK ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025
NOTE 1 – ORGANIZATION
The McElhenny Sheffield Managed Risk ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation while managing downside risk. The Fund commenced operations on November 16, 2021.
The end of the reporting period for the Fund is October 31, 2025. The current fiscal period is the period from November 1, 2024 through October 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

6

McELHENNY SHEFFIELD MANAGED RISK ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$150,527,674	$ —	$ —	$150,527,674
Money Market Funds	467,045	—	—	467,045
Total Investments	$150,994,719	$—	$—	$150,994,719

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of security received. Withholding taxes on foreign dividends and foreign taxes on capital gains, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

7

McELHENNY SHEFFIELD MANAGED RISK ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended October 31, 2025, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(22,048,077)	$22,048,077

I.
New Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by a committee of certain individuals on the Investment and Operations Teams of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.
J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Aptus Capital Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with McElhenny Sheffield Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.84% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and

8

McELHENNY SHEFFIELD MANAGED RISK ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $643,217,278 and $632,327,181, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $293,443,311 and $249,048,198, respectively.
NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Fund during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act, because the Fund owned greater than five percent of the outstanding voting shares, were as follows:

Affiliated Issuer	Value at 10/31/2024	Purchases at Cost	Proceeds From Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/2025
FT Vest Gold Strategy Target Income ETF	$ —	$76,813,967	$(77,472,166)	$658,199	$ —	$ —
WisdomTree Bloomberg U.S. Dollar Bullish Fund	—	25,427,382	(24,676,931)	(750,451)	—	—
	$—			$(92,252)	$—	$—

Affiliated Issuer (continued)	Shares Held at 10/31/2025	Dividend Income	Capital Gain Distributions from Underlying Funds
FT Vest Gold Strategy Target Income ETF	—	$1,633,324	$ —
WisdomTree Bloomberg U.S. Dollar Bullish Fund	—	—	—
		$1,633,324	$—

NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of October 31, 2025 were as follows:

Tax cost of investments	$145,742,857
Gross tax unrealized appreciation	$5,261,594
Gross tax unrealized depreciation	(9,732)
Net tax unrealized appreciation (depreciation)	5,251,862
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(8,658,048)
Distributable earnings (accumulated deficit)	$(3,406,186)

9

McELHENNY SHEFFIELD MANAGED RISK ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
There are no differences between book and tax cost of securities.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2025, the Fund did not elect to defer any post-October capital losses or late-year losses.
As of October 31, 2025, the Fund had a short-term capital loss carryforward of $8,658,048. This amount does not have an expiration date. The Fund did not utilize any capital loss carryforward that was available as of October 31, 2024 during the fiscal year ended October 31, 2025.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2025 was $2,116,708 of ordinary income and $824,814 of return of capital. The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2024 was $427,834 of ordinary income and $43,140 of return of capital.
NOTE 7 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 8 – RISKS
Concentration Risk. To the extent that the Fund invests more heavily, either directly or through underlying investments, in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Investment Company Risk. The risks of the Fund investing in investment companies typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company will cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. Additionally, there may not be an active trading market available for shares of some ETFs. Shares of an ETF may also trade in the market at a premium or discount to their NAV.

10

McELHENNY SHEFFIELD MANAGED RISK ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of McElhenny Sheffield Managed Risk ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of McElhenny Sheffield Managed Risk ETF (the “Fund”), a series of ETF Series Solutions, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years ended October 31, 2025, 2024 and 2023, and for the period from November 16, 2021 (commencement of operations) to October 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Aptus Capital Advisors, LLC since 2016.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 30, 2025

11

McELHENNY SHEFFIELD MANAGED RISK ETF
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 29.98%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal period ended October 31, 2025 was 0.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

12

McELHENNY SHEFFIELD MANAGED RISK ETF
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/8/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/8/2026

* Print the name and title of each signing officer under his or her signature.